Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
May 31, 2013
Text Block [Abstract]
Components of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of May 31,
	2012	2013
	US$	US$

Prepaid rent	23,646	25,021
Advances to suppliers	12,157	9,315
Receivable from the settlement bank for the proceeds of exercise of options	3,852	4,931
Interest receivable	5,321	4,642
Staff advances (a)	3,082	3,799
Rental deposit	1,184	2,068
Prepaid advertising fees	3,318	2,011
Value added taxes recoverable	1,139	911
Prepaid property taxes and other taxes	686	705
Refundable deposit for school construction	179	216
Receivable from disposal of Mingshitang	314	163
Others (b)	5,668	5,804

	60,546	59,586

(a)	Staff advances were provided to staff for traveling and related use which are expensed as incurred.
(b)	Others primarily included insurance fees, recruiting fees, maintenance fees, and other miscellaneous prepayments.